Borrowings and other financial liabilities - Summary of detailed information about borrowings (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [Line Items]
Notional amount	$ 1,656	$ 1,786
Cumulative amount utilised from debt issuance	1,600	1,600
Carrying value of bonds	$ 1,600	1,600
Increase in stated percentage	1.00%
Borrowings	$ 14,115	12,752
Debt instrument restrictive covenants	4,500	4,600
European debt issuance programme
Disclosure of detailed information about borrowings [Line Items]
Notional amount	$ 10,000	$ 10,000